Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Our claim includes the full market value of the legal rights to develop the Brisas Project	$ 2,100
Accumulated interest included in claim	400
Arbitration historical average in years	1.2
Pool for initial bonus rate	$ 200
Bonus rate on initial 200M
Bonus percentage	1.00%
Bonus rate thereafter
Bonus percentage	5.00%